Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Puna Project
Total	$ 28,950,000	$ 10,510,000	$ 430,000		$ 39,890,000
Seabee Project
Total	12,890,000	5,540,000	790,000		19,220,000
Copler Project
Total		3,810,000	4,900,000		8,710,000
Hod Maden Project
Total	250,000	30,000	810,000		1,090,000
Marigold project
Total	37,040,000	$ 23,120,000	$ 350,000		60,510,000
CC&V Project
Total	34,120,000			$ 580,000	34,700,000
Corporate project
Total	$ 1,980,000				$ 1,980,000